Subsequent Events - Additional Information (Details) - CHF (SFr)		6 Months Ended
	Nov. 03, 2025	Jun. 30, 2026	Jun. 30, 2025	Jul. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Issuance of ordinary shares	2,635,801
Treasury shares held	2,796,297
Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Remaining number of warrants				133,248
Ordinary Shares
Disclosure of non-adjusting events after reporting period [line items]
Warrants issued	5,432,098
Ordinary Shares | Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Warrants issued				361,011
Amended Loan Agreement
Disclosure of non-adjusting events after reporting period [line items]
Amounts drawn		SFr 0	SFr 0
Amended Loan Agreement | Maximum | Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Current borrowing capacity				SFr 75,000,000
Maximum borrowing capacity				100,000,000
Additional borrowings				25,000,000
Amended Loan Agreement | Loan 1 | Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Current borrowing capacity				25,000,000
Amended Loan Agreement | Loan 2 | Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Current borrowing capacity				25,000,000
Amended Loan Agreement | Loan 3 | Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Current borrowing capacity				SFr 25,000,000